Condensed Consolidated Statement of Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Equity attributable to noncontrolling interest
Balance at Dec. 31, 2008	$ (541)	$ 0	$ 601	$ (1,322)	$ 176	$ 4
Common shares, outstanding (shares) at Dec. 31, 2008		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	1		1
Comprehensive income (loss):
Net loss	(42)			(42)
Net (income) loss attributable to noncontrolling interests
Foreign currency translation adjustment - net
Other comprehensive income adjustments - net	4				4
Total comprehensive loss	(38)
Balance at Dec. 31, 2009	(578)	0	602	(1,364)	180	4
Common shares, outstanding (shares) at Dec. 31, 2009		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	2		2
Dividends paid to noncontrolling interest	(1)					(1)
Dividends paid to parent	(1)		(1)
Comprehensive income (loss):
Net loss	(64)			(64)
Net (income) loss attributable to noncontrolling interests	(1)					1
Foreign currency translation adjustment - net	77				77
Other comprehensive income adjustments - net	(40)				(40)
Total comprehensive loss	(27)
Balance at Dec. 31, 2010	(604)	0	603	(1,428)	217	4
Common shares, outstanding (shares) at Dec. 31, 2010	100,000	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	3		3
Dividends paid to parent	(1)		(1)
Comprehensive income (loss):
Net loss	(141)			(141)
Net (income) loss attributable to noncontrolling interests	(1)					1
Foreign currency translation adjustment - net	26				26
Disposition of noncontrolling interest	(5)					(5)
Other comprehensive income adjustments - net	(15)				(15)
Total comprehensive loss	(130)
Balance at Dec. 31, 2011	(736)		605	(1,569)	228
Common shares, outstanding (shares) at Dec. 31, 2011	100,000	100
Comprehensive income (loss):
Net loss	(234)			(234)
Net (income) loss attributable to noncontrolling interests
Foreign currency translation adjustment - net	5				5
Other comprehensive income adjustments - net	5				5
Total comprehensive loss	(224)
Balance at Sep. 30, 2012	$ (960)		$ 605	$ (1,803)	$ 238
Common shares, outstanding (shares) at Sep. 30, 2012		100